Accounts receivable net	12 Months Ended
Sep. 30, 2024
Accounts receivable net
Accounts receivable, net

Note 3 – Accounts receivable, net

Accounts receivable consisted of the following:

	September 30,	September 30,
	2024	2023

Trade accounts receivable	$19,523,108	$29,509,165
Less: allowance for doubtful accounts	(7,732,717)	(496,299)
Accounts receivable, net	$11,790,391	$29,012,866

The Company’s accounts receivable primarily include balances due from customers when the Company’s activated carbon products and biomass electricity are sold and delivered to customers.

The movement of allowance for doubtful accounts was as follows:

	September 30,	September 30,
	2024	2023

Balance as of beginning of year	$496,299	$330,990
Addition	7,029,706	179,562
Translation adjustments	206,712	(14,253)
Balance as of end of year	$7,732,717	$496,299